Reorganizations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Reorganization items, net	$ 42	$ 0	$ 175	$ 0	$ 0
Payment of professional fees	15
Accrued Liabilities
Reorganization, Chapter 11 [Line Items]
Reorganization items, net			46
Payment of professional fees			102
Accounts Payable
Reorganization, Chapter 11 [Line Items]
Reorganization items, net	$ 7		$ 19